Income Tax (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax
Schedule of components of income (loss) before income taxes

	Year Ended December 31,
	2016	2017	2018
	$	$	$
Income (loss) before income taxes:
PRC	8,742,444	(133,775,542)	(2,917,703)
Outside of PRC	(22,186,499)	(48,379,927)	(11,189,386)

Total	(13,444,055)	(182,155,469)	(14,107,089)

Schedule of expenses (benefits) for income taxes

	Year Ended December 31,
	2016	2017	2018
	$	$	$
Current Tax
PRC	13,331,921	4,059,702	307,689
Outside of PRC	16,686	6,713	1,667

	13,348,607	4,066,415	309,356

Deferred Tax
PRC	(15,416,346)	(24,394,667)	(1,643,696)
Outside of PRC	—	—	—

	(15,416,346)	(24,394,667)	(1,643,696)

Income tax benefits	(2,067,739)	(20,328,252)	(1,334,340)

Schedule of principal components of the deferred income tax assets/liabilities

	As of December 31,
	2017	2018
	$	$
Deferred tax assets:
Accrued salary expenses	9,165,743	7,632,385
Bad debt provision	5,456,916	4,548,846
Net operating loss carry forwards	38,433,490	44,672,205
Advertising expenses	14,315,500	5,750,479
Others	314,127	232,837
Gross deferred tax assets	67,685,776	62,836,752
Valuation allowance	(602,135)	(480,689)
Total deferred tax assets	67,083,641	62,356,063

Deferred tax liabilities:
Intangible assets from acquisition and other assets	18,016,186	14,779,770
Total deferred tax liabilities	18,016,186	14,779,770

Schedule of movement of the valuation allowance

	Year Ended December 31,
	2016	2017	2018
	$	$	$
Balance as of January 1	(654,267)	(192,536)	(602,135)
Additions	(686)	(490,152)	—
Write off	409,467	103,968	96,091
Changes due to exchange rate translation	52,950	(23,415)	25,355
Balance as of December 31	(192,536)	(602,135)	(480,689)

Schedule of reconciliation between the provision for income tax computed by applying the statutory tax rate to income before income taxes and the actual provision for income taxes

	Year Ended December 31,
	2016	2017	2018
PRC income tax rate	25.00%	25.00%	25.00%
Goodwill impairment not deductible for tax purposes	—	(5.66)%	—
Share based compensation expenses not deductible for tax purposes	(19.17)%	(0.48)%	(7.19)%
Other expenses not deductible for tax purposes	(4.30)%	(0.27)%	(2.26)%
Effect of tax holiday	5.19%	(5.46)%	1.18%
Effect of different tax rate of subsidiary operation in other jurisdiction	(2.11)%	(0.59)%	(6.58)%
Effect of different tax rate of DTA and DTL applied	17.58%	—	—
Valuation allowance movement	(0.01)%	(0.27)%	—
Withholding tax	(6.80)%	(1.11)%	(0.69)%
	15.38%	11.16%	9.46%

Schedule of the aggregate amount and per share effect of the tax holiday

	Year Ended December 31,
	2016	2017	2018
	$	$	$
The aggregate dollar effect	697,559	—	166,874
Per share effect—basic	0.01	—	0.00
Per share effect—diluted	0.01	—	0.00